RESTRUCTURING COST (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RESTRUCTURING COST [Abstract]
Restructuring expenses	$ 315	$ 1,037